CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
EXPENSES
Amortization	$ 139,323	$ 146,210	$ 188,078
Exploration	738,123	327,694	428,619
General and administrative	424,799	435,651	438,506
LOSS BEFORE OTHER ITEMS	(1,302,245)	(909,555)	(1,055,203)
OTHER ITEMS
Foreign exchange loss	(19,086)	(110,873)	(19,592)
Interest expense	(14,540)	(10,216)	(8,169)
Net (loss) gain on sales of trading securities	31,612	(15,363)	(26,217)
Other income	8,989	6,239	9,980
Recovery of gold	828,559	745,538	411,152
Loss contingency	0	0	0
Warrant (expense) gain	(1,000)	0	992
Provision for doubtful debts	0	(97,493)	0
Total Other Items	834,534	517,832	368,146
Consolidated loss for the year	(467,711)	(391,723)	(687,057)
Net gain attributable to non-controlling interest	(13,173)	(35,642)	(6,842)
Net loss attributable to Xtra-Gold Resources Corp.	$ (480,884)	$ (427,365)	$ (693,899)
Basic and diluted loss attributable to common shareholders per common share	$ (0.01)	$ (0.01)	$ (0.02)
Basic and diluted weighted average number of common shares outstanding	47,256,630	45,721,507	45,996,481